Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ (2)		$ 6	$ 4
Purchased for cancellation	$ (73)		$ (73)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	683	174	1,311	678
Issued in connection with dividend reinvestment plan, shares		5,355	11,850	9,959
Purchased for cancellation, shares	(480)		(480)
Increase (decrease) in number of ordinary shares issued, shares	203	5,529	12,681	10,637
Issued in connection with share-based compensation plans	$ 66	$ 16	$ 126	$ 61
Issued in connection with dividend reinvestment plan		670	1,460	1,291
Purchased for cancellation	(7)		(7)
Increase (decrease) in equity	$ 59	$ 686	$ 1,579	$ 1,352